Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Equity

Note 12 - Equity

Authorized Shares

As of June 30, 2025, the Company had authorized share capital of US$500,000 divided into 100,000,000,000 ordinary shares with a par value of US$0.000005 per share, prior to the re-designation and re-classification of shares in January 2026 and the reverse share split in February 2026.

Issued and Outstanding Shares

As of June 30, 2025, the Company had 15,000,000 ordinary shares issued and outstanding.

On September 4, 2025, the Company completed the issuance of an additional 2,000,000 ordinary shares in connection with its initial public offering, resulting in 17,000,000 ordinary shares issued and outstanding immediately thereafter.

On January 23, 2026, shareholders approved a re-designation of the Company’s share capital into Class A ordinary shares, Class B ordinary shares and preferred shares. On February 12, 2026, the Company effected a 15-for-1 reverse share split of its issued and authorized shares.

As a result of the reverse share split:

1. The 15,000,000 ordinary shares outstanding as of June 30, 2025 were consolidated into 1,000,000 shares, on a retroactive basis.

2. The 17,000,000 ordinary shares outstanding immediately prior to the reverse share split were consolidated into 1,133,333.33 shares.

In accordance with ASC 260, all share and per share amounts presented in these unaudited interim consolidated financial statements have been retrospectively adjusted to reflect the 15-for-1 reverse share split.

No preferred shares were issued and outstanding as of June 30, 2025.

NOTE 12 - SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of the Cayman Islands on February 15, 2024, with authorized shares of US$500,000 divided into 500,000,000 ordinary shares of par value US$0.001 each at the time of incorporation, reflecting the retrospective effect of the reorganization on February 15, 2024 (Note 1).

The Company is authorized to issue one class of ordinary share.

Dividends

1. Fitness Champs Pte Ltd

On December 31, 2023, the Company declared a dividend of S$42.89 per share of common stock. The dividend is payable to its shareholders of record as of December 31, 2023. The dividend amount of S$429,000 is distributed and paid on December 31, 2023.

On May 3, 2024, the Company declared a dividend of S$8.00 per share of common stock. The dividend is payable to its shareholders of record as of April 30, 2024. The dividend amount of S$80,000 is distributed and paid on May 8, 2024.

2. Fitness Champs Aquatics Pte Ltd

On December 31, 2023, the Company declared a dividend of S$806.65 per share of common stock. The dividend was payable to its shareholders of record as of December 31, 2023. The dividend amount of S$807,000 was distributed and paid on December 31, 2023.

On May 3, 2024, the Company declared a dividend of S$220.00 per share of common stock. The dividend is payable to its shareholders of record as of April 30, 2024. The dividend amount of S$220,000 is distributed and paid on May 9, 2024.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available thereof.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.